John Hancock
Classic Value Fund
Quarterly portfolio holdings 7/31/2023

Fund’s investments
As of 7-31-23 (unaudited)
	Shares	Value
Common stocks 99.4%		$1,628,887,272
(Cost $1,184,321,670)
Communication services 2.6%		43,099,250
Media 2.6%
Charter Communications, Inc., Class A (A)	106,368	43,099,250
Consumer discretionary 19.4%		317,425,157
Automobile components 8.3%
Lear Corp.	501,367	77,591,557
Magna International, Inc. (B)	912,513	58,701,961
Hotels, restaurants and leisure 2.6%
Booking Holdings, Inc. (A)	14,124	41,959,579
Household durables 2.6%
Newell Brands, Inc.	3,816,773	42,595,187
Textiles, apparel and luxury goods 5.9%
Gildan Activewear, Inc. (B)	1,581,548	49,186,143
PVH Corp.	345,624	30,981,735
Skechers USA, Inc., Class A (A)	295,232	16,408,995
Energy 5.7%		93,777,618
Energy equipment and services 3.3%
Halliburton Company	654,600	25,581,768
NOV, Inc.	1,420,515	28,523,941
Oil, gas and consumable fuels 2.4%
Shell PLC, ADR	643,711	39,671,909
Financials 34.1%		559,674,668
Banks 14.6%
Bank of America Corp.	1,566,675	50,133,600
Citigroup, Inc.	1,471,375	70,125,733
JPMorgan Chase & Co.	276,539	43,682,100
Wells Fargo & Company	1,630,328	75,255,940
Capital markets 3.3%
The Goldman Sachs Group, Inc.	83,097	29,571,729
UBS Group AG	1,134,366	25,148,894
Consumer finance 4.1%
Capital One Financial Corp.	569,698	66,666,060
Financial services 5.9%
Equitable Holdings, Inc.	1,717,736	49,281,846
Global Payments, Inc.	146,838	16,188,890
Voya Financial, Inc.	424,831	31,547,950
Insurance 6.2%
American International Group, Inc.	405,390	24,436,909
Axis Capital Holdings, Ltd.	310,214	17,098,996
MetLife, Inc.	961,347	60,536,021
Health care 13.1%		215,020,311
Health care equipment and supplies 5.0%
Baxter International, Inc.	624,586	28,250,025
GE HealthCare Technologies, Inc.	204,613	15,959,814
Medtronic PLC	432,739	37,977,175
Health care providers and services 5.3%
Cardinal Health, Inc.	210,727	19,275,199
2	JOHN HANCOCK CLASSIC VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Fresenius Medical Care AG & Company KGaA, ADR	2,581,128	$67,393,252
Pharmaceuticals 2.8%
Bristol-Myers Squibb Company	552,313	34,348,345
Pfizer, Inc.	327,690	11,816,501
Industrials 9.1%		149,049,197
Industrial conglomerates 2.5%
General Electric Company	363,519	41,528,411
Machinery 3.3%
Wabtec Corp.	452,651	53,611,984
Professional services 3.3%
SS&C Technologies Holdings, Inc.	925,473	53,908,802
Information technology 7.6%		123,917,965
Electronic equipment, instruments and components 2.1%
TE Connectivity, Ltd.	243,134	34,887,298
IT services 5.5%
Amdocs, Ltd.	339,598	31,799,957
Cognizant Technology Solutions Corp., Class A	866,738	57,230,710
Materials 4.9%		79,466,278
Chemicals 4.9%
Dow, Inc.	1,407,230	79,466,278
Utilities 2.9%		47,456,828
Electric utilities 2.9%
Edison International	659,489	47,456,828

	Yield (%)	Shares	Value
Short-term investments 2.0%			$33,904,710
(Cost $33,903,259)
Short-term funds 2.0%			33,904,710
John Hancock Collateral Trust (C)	5.2927(D)	1,944,580	19,436,073
State Street Institutional Treasury Money Market Fund, Premier Class	5.1004(D)	14,468,637	14,468,637

Total investments (Cost $1,218,224,929) 101.4%	$1,662,791,982
Other assets and liabilities, net (1.4%)	(23,555,958)
Total net assets 100.0%	$1,639,236,024

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-23. The value of securities on loan amounted to $19,044,816.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-23.
The fund had the following country composition as a percentage of net assets on 7-31-23:
United States	82.0%
Canada	6.6%
Germany	4.1%
United Kingdom	2.4%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CLASSIC VALUE FUND	3

Ireland	2.3%
Switzerland	1.5%
Bermuda	1.1%
TOTAL	100.0%
4	JOHN HANCOCK CLASSIC VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,944,580	—	$176,760,465	$(157,330,765)	$4,922	$1,451	$15,167	—	$19,436,073
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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